Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, par Value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	25,000,000	25,000,000
Common stock, shares issued	9,668,369	6,583,924
Common stock, shares outstanding	9,668,369	6,583,924
Series B Preferred Stock [Member]
Preferred Stock, par Value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	500	500
Preferred stock, shares issued	0	257.2
Preferred stock, shares outstanding	0	257.2